Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 194,156	$ 187,347	$ 187,347
Less: disposals	(194,156)	0
Property and equipment, after disposals	0	187,347
Less: Accumulated Depreciation	0	(50,814)	(23,969)
Property and Equipment, Net	0	136,533	163,378
Marine Services Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	188,484	181,675	181,675
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Property and Equipment	$ 5,672	$ 5,672	$ 5,672